Depreciation, Amortization And Asset Removal Costs (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Depreciation and Amortization

Year ended December 31 (millions of dollars)	2022	2021
Depreciation of property, plant and equipment[1]	717	709
Amortization of intangible assets	81	76
Amortization of regulatory assets	33	30
Depreciation and amortization	831	815
Asset removal costs	135	107
	966	922
[1] Includes gain on sale of assets of $39 million (2021 - $8 million).